TFA - Carrying amounts for sale treatmen not achieved (Details 5) - Other asset-backed financings - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Trading assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	SFr 36	SFr 366
Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	178	154
Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	SFr (214)	SFr (520)